Share-Based Payments (Schedule Of Unrecognized Compensation Cost And Weighted-Average Remaining Life) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Share-Based Payments Expense	$ 22,618
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Share-Based Payments Expense	863
Weighted-Average Remaining Life	1 year 9 months 6 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Share-Based Payments Expense	20,714
Weighted-Average Remaining Life	2 years 1 month 0 days
Content Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Share-Based Payments Expense	$ 1,041	[1]
Weighted-Average Remaining Life	0 years 9 months 0 days	[1]

[1]	Related to 25,000 shares of restricted stock granted to Sony in connection with extending our existing content license agreement. The unrecognized expense associated with these vested shares is recognized over the agreement term.